Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

22. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the years indicated (in thousands except per share data):

	For the year ended December 31,
	2009 (As restated)	2010 (As restated)	2011
Numerator:
Net income attributable to Changyou.com Limited	$162,218	$194,683	$245,456
Numerator for basic earnings per share	162,218	194,683	245,456
Numerator for diluted earnings per share	162,218	194,683	245,456
Denominator:
Weighted average number of ordinary shares outstanding—basic	100,728	103,792	104,854
Dilutive effect of restricted share units	2,323	2,447	1,746

Weighted average number of ordinary shares outstanding—diluted	$103,051	$106,239	$106,600

Basic net income per share	$1.61	$1.88	$2.34
Diluted net income per share	$1.57	$1.83	$2.30